BETTER 10K - STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Schedule of Classes of Common Stock	The Company's equity structure prior to the Closing consisted of different classes of common stock which is presented in the order of liquidation preference below:

	As of December 31, 2022
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Par Value
Common A Stock	24,452,565	24,452,565	$1
Common B Stock	588,261,164	171,441,780	5
Common B-1 Stock	236,938,220	—	—
Common O Stock	236,375,239	103,889,076	4
Total common stock	1,086,027,188	299,783,421	$10
The Company's equity structure consists of different classes of common stock which is presented in the order of liquidation preference below:

	As of December 31,
	2022			2021
(Amounts in thousands, except share amounts)	Shares Authorized	Shares Issued and outstanding	Par Value	Shares Authorized	Shares Issued and outstanding	Par Value
Common A Stock	8,000,000	8,000,000	$1	8,000,000	8,000,000	$1
Common B Stock	192,457,901	56,089,586	5	192,457,901	56,089,586	5
Common B-1 Stock	77,517,666	—	—	77,517,666	—	—
Common O Stock	77,333,479	33,988,770	4	77,333,479	34,977,573	4
Total common stock	355,309,046	98,078,356	$10	355,309,046	99,067,159	$10

Schedule of Common Stock Warrants	The Company had outstanding the following common stock warrants as of December 31, 2022:

(Amounts in thousands, except warrants, price, and per share amounts)
Issuance	Share Class	Issue Date	Expiration Date	No. Warrants	Strike	Valuation at Issuance
March 2019	Common B	3/29/2019	3/29/2026	1,146,214	$0.23	$179
March 2020	Common B	3/25/2020	3/25/2027	4,584,856	$1.12	$271
Total equity warrants				5,731,070
The Company had outstanding the following common stock warrants as of both December 31, 2022 and 2021, respectively:

(Amounts in thousands, except warrants, price, and per share amounts)
Issuance	Share Class	Issue Date	Expiration Date	No. Warrants	Strike	Valuation at Issuance
March 2019	Common B	3/29/2019	3/29/2026	375,000	$0.71	$179
March 2020	Common B	3/25/2020	3/25/2027	1,500,000	$3.42	$271
Total equity warrants				1,875,000